Share-based compensation - Schedule of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted shares
Number of shares
Beginning balance (in shares)	0	56,610	63,926
Granted (in shares)	0	0	5,556,610
Vested and exercised (in shares)	0	(56,610)	(5,563,926)
Cancelled (in shares)	0	0	0
Ending balance (in shares)	0	0	56,610
W.A. grant date FV
Beginning balance (in dollars per share)	$ 0	$ 14.25	$ 10.82
Granted (in dollars per share)	0	0	14.20
Vested and exercised (in dollars per share)	0	14.25	14.16
Cancelled (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 0	$ 0	$ 14.25
Number of options
Granted (in shares)	0		5,556,610
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Phantom share units
Number of shares
Beginning balance (in shares)	0	455,000	487,001
Granted (in shares)	0	0	0
Vested and exercised (in shares)	0	0	(32,001)
Cancelled (in shares)	0	(455,000)	0
Ending balance (in shares)	0	0	455,000
W.A. grant date FV
Beginning balance (in dollars per share)	$ 0	$ 12.51	$ 12.76
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	0	0	16.37
Cancelled (in dollars per share)	0	12.55	0
Ending balance (in dollars per share)	$ 0	$ 0	$ 12.51
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Restricted stock units
Number of shares
Beginning balance (in shares)	600,000	1,652,624	2,466,728
Granted (in shares)	0	0	336,313
Vested and exercised (in shares)	(300,000)	(500,000)	(1,077,081)
Cancelled (in shares)	0	(552,624)	(73,336)
Ending balance (in shares)	300,000	600,000	1,652,624
W.A. grant date FV
Beginning balance (in dollars per share)	$ 7.25	$ 6.16	$ 9.10
Granted (in dollars per share)	0	0	14.45
Vested and exercised (in dollars per share)	7.25	8.61	9.41
Cancelled (in dollars per share)	0	13.57	13.65
Ending balance (in dollars per share)	$ 7.25	$ 7.25	$ 6.16
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Stock options
Number of options
Beginning balance (in shares)	0	2,000,000	2,000,000
Granted (in shares)	0	0	0
Vested and exercised (in shares)	0	0	0
Cancelled (in shares)	0	(2,000,000)	0
Ending balance (in shares)	0	0	2,000,000
W.A. grant date FV
Beginning balance (in dollars per share)	$ 0	$ 2.54	$ 2.54
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	0	0	0
Cancelled (in dollars per share)	0	2.54	0
Ending balance (in dollars per share)	$ 0	$ 0	$ 2.54
Outstanding (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0